income taxes - Expense composition (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Current income tax expense
For the current reporting period	$ 139	$ 120	$ 283	$ 183
Adjustments recognized in the current period for income taxes of prior periods	(8)	(73)	(8)	(79)
Total	131	47	275	104
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	6	25	13	105
Adjustments recognized in the current period for income taxes of prior periods	8	72	8	78
Total	14	97	21	183
Income taxes	$ 145	$ 144	$ 296	$ 287